Securitisations and Covered Bonds (Tables)	12 Months Ended
Dec. 31, 2018
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Analysis of Securitisations and Covered Bonds

The Santander UK group’s principal securitisation programmes and covered bond programme, together with the balances of the advances subject to securitisation and the carrying value of the notes in issue at 31 December 2018 and 2017 are listed below.

	Gross assets		External notes in issue		Notes issued to Santander UK plc/subsidiaries as collateral
	2018 £m	2017 £m	2018 £m	2017 £m	2018 £m	2017 £m
Mortgage-backed master trust structures:
– Holmes	4,414	4,299	3,182	1,400	463	389
– Fosse	4,646	5,732	199	616	34	34
– Langton	3,034	3,893	—	—	2,354	2,355

	12,094	13,924	3,381	2,016	2,851	2,778

Other asset-backed securitisation structures:
– Motor	1,055	1,318	738	852	374	514
– Auto ABS UK Loans	1,468	1,498	1,212	1,240	316	306

	2,523	2,816	1,950	2,092	690	820

Total securitisation programmes	14,617	16,740	5,331	4,108	3,541	3,598

Covered bond programme:
– Euro 35bn Global Covered Bond Programme	21,578	19,772	18,653	16,866	—	—

Total securitisation and covered bond programmes	36,195	36,512	23,984	20,974	3,541	3,598

Less: held by the Santander UK group:
– Euro 35bn Global Covered Bond Programme			(539)	(1,067)

Total securitisation and covered bond programmes (see Note 28)			23,445	19,907

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme

The following table sets out the internal and external issuances and redemptions in 2018 and 2017 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	2018 £bn	2017 £bn	2018 £bn	2017 £bn	2018 £bn	2017 £bn	2018 £bn	2017 £bn
Mortgage-backed master trust structures:
– Holmes	0.1	—	1.8	0.5	—	0.2	0.1	1.8
– Fosse	—	—	—	—	—	0.1	0.4	1.8
Other asset-backed securitisation structures:
– Motor	—	0.1	—	0.5	0.1	0.1	0.1	0.3
– Auto ABS UK Loans	—	0.2	0.4	0.7	—	—	0.4	0.7
Covered bond programme	—	—	4.3	2.3	0.5	0.3	1.9	3.2

	0.1	0.3	6.5	4.0	0.6	0.7	2.9	7.8